Investments in associates - Financial information of Aeropuertos Andinos del Per S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Non-current assets	$ 3,374,600	$ 3,312,536
Current assets	507,643	532,742
Total assets	3,882,243	3,845,278
Non-current liabilities	2,121,327	2,172,030
Current liabilities	562,302	450,551
Total liabilities	2,683,629	2,622,581
Equity	1,198,614	1,222,697	$ 797,142	$ 803,324
Revenue	1,558,640	1,426,145	1,575,153
(Loss) / Income for the year	(5,820)	(10,599)	66,891
Other comprehensive income/(loss) for the year	(25,020)	(248,585)	(25,135)
Total comprehensive income for the year	(30,840)	(259,184)	$ 41,756
Aeropuertos Andinos del Peru S.A.
Disclosure of associates [line items]
Non-current assets	44,453	31,249
Current assets	8,229	5,449
Total assets	52,682	36,698
Non-current liabilities	21,836	9,304
Current liabilities	15,109	10,140
Total liabilities	36,945	19,444
Equity	15,737	17,254
Revenue	17,526	16,499
(Loss) / Income for the year	(7,875)	(7,328)
Other comprehensive income/(loss) for the year	(483)	(1,471)
Total comprehensive income for the year	$ (8,358)	$ (8,799)